Summary of Significant Accounting Policies (Details) - Schedule of geographical areas - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Disaggregated revenue	$ 246,246	$ 194,913	$ 171,854
EMEA [Member]
Segment Reporting Information [Line Items]
Disaggregated revenue	88,441	65,807	55,911
America [Member]
Segment Reporting Information [Line Items]
Disaggregated revenue	126,929	100,835	89,514
APAC [Member]
Segment Reporting Information [Line Items]
Disaggregated revenue	$ 30,876	$ 28,271	$ 26,429